Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Issued capital [abstract]
Summary of Share Capital

	202 1	202 2	202 1	202 2	2022
	Number of ordinary shares	Number of ordinary shares	RM	RM	USD
Paid up capital:
At January 1	50,000	50,000	220,000	220,000	49,972
Share buyback	-	(50,000)	-	(220,000)	(49,972)
Issuance of shares (1)	-	33,400,100	-	3,330	756
Issuance of shares (2)	-	1,012,159	-	13,124,097	2,981,056
At December 31	50,000	34,412,259	220,000	13,127,427	2,981,812

(1)

On
April 8, 2022 VCI Global Limited issued a total of 33,400,100 shares at USD0.0001 to V Capital Kronos Berhad’s shareholders in exchange of their shares in V Capital Kronos Berhad. For the purposes of comparative value in calculating the Group’s earnings per share (“EPS”), the Group has assumed that 33,400,100 shares were outstanding from 1 January 2020 to 31 December 2021 as would be included in the denominator of the EPS calculation.
(2)
From
April 8, 2022 until
November 1, 2022
,
a total of additional 1,012,159 ordinary shares have been issued to various investors between
USD2.50
to USD4.00
per share.